Customer and Commercial Financing - Summary of Changes in Expected Credit Losses Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ (24.0)
Ending balance	(3.4)	$ (24.0)
Loans to consumers [member]
Statement [Line Items]
Beginning balance	(24.0)	(5.7)	$ (19.1)
(Additions)/Reversal	20.6	(18.3)	13.4
Ending balance	$ (3.4)	$ (24.0)	$ (5.7)